Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

The following table summarizes our contractual obligations as of March 31, 2017 (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bothell office operating lease	$309	$285	$24	$—	$—
Vancouver office operating lease	$46	$46	$—	$—	$—
UBC license maintenance fees	$28	$5	$9	$9	$5
Leased equipment	$17	$17	$—	$—	$—

Total	$400	$353	$33	$9	$5

Teva Pharmaceutical Industries Ltd.

In December 2009, we, through our wholly-owned subsidiary, OncoGenex Technologies, entered into a Collaboration Agreement with Teva for the development and global commercialization of custirsen (and related compounds). In December 2014, we and Teva agreed to terminate the Collaboration Agreement upon entry into a Termination Agreement. In April 2015, we and Teva entered into the Termination Agreement, pursuant to which the Collaboration Agreement was terminated and we regained rights to custirsen. Pursuant to the Termination Agreement, Teva paid to us, as advanced reimbursement for certain continuing research and development activities related to custirsen, an amount equal to $27.0 million less approximately $3.8 million, which reduction represented a hold-back amount of $3.0 million and $0.8 million for certain third-party custirsen-related development expenses incurred by Teva between January 1, 2015 and the Closing Date. Pursuant to the Termination Agreement, we received a nominal amount from the remaining hold-back after deductions by Teva for certain costs incurred after the Closing Date. We do not expect to receive any additional amounts from Teva.

All licenses granted by us to Teva under the Collaboration Agreement were terminated as of the Closing Date.

In accordance with the Termination Agreement, Teva transferred certain third-party agreements for the ENSPIRIT study and custirsen development activities to us on the Closing Date. If any additional historical third-party agreements are discovered after the Closing Date and are used to conduct the ENSPIRIT study, then Teva will use commercially reasonable effort to assign such agreements to us and will be responsible for any costs invoiced under such agreements in excess of an aggregate of $0.1 million. We will be responsible for the initial $0.1 million of costs under such agreements.

Ionis Pharmaceuticals Inc. and University of British Columbia

Custirsen

In November 2016, we discontinued further development of custirsen. We provided a notice of discontinuance to Ionis and a letter of termination to UBC, notifying the parties that we have discontinued development of custirsen, resulting in termination of all licensing agreements related to custirsen. We believe that all financial obligations, other than continuing mutual indemnification obligations and our requirement to pay for out-of-pocket patent expenses incurred up to the date of termination and for abandoning the custirsen patents and patent applications, under all custirsen- related agreements with Ionis and UBC, including the Ionis settlement agreement, are no longer owed and no further payments are due.

In May and November 2015, we received communications from Ionis requesting payment of 30% of the $23.2 million paid by Teva under the Termination Agreement, as well as 30% of any amounts paid by Teva upon release of the $3.0 million holdback amount. In January 2016, Ionis filed a lawsuit and claimed that we were in breach of the license agreement for failing to pay Ionis a share of the advance reimbursement payment from Teva and other non-monetary consideration received from Teva in connection with the termination of the Collaboration Agreement. Ionis sought damages and a declaratory judgment that, based on our alleged breach, Ionis has the right to terminate the license agreement.

In August 2016, we and Ionis settled this lawsuit. Pursuant to the settlement, we paid to Ionis a $1.4 million upfront payment. In addition, under the settlement agreement, we were required to pay to Ionis additional success-based payments of up to an amount that does not exceed $5.0 million based on, (i) an additional 5% royalty on net sales of custirsen and (ii) 50% of any money we receive related to the sale, license or any other commercial transaction involving custirsen, subject to certain limitations. As a result of the notice of discontinuance provided for custirsen, we believe that all financial obligations under the settlement agreement are no longer owed and no further payments are due.

OGX-225

In January 2017, we discontinued further development of OGX-225. We provided a notice of discontinuance to Ionis and a letter of termination to UBC, notifying them that we have discontinued development of OGX-225 resulting in termination of the license agreement related to this product candidate. We believe that all financial obligations, other than continuing mutual indemnification obligations and our requirement to pay for out-of-pocket patent expenses incurred up to the date of termination and for abandoning the OGX-225 patents and patent applications, under all OGX-225-related agreements with Ionis and UBC, are no longer owed and no further payments are due.

Apatorsen

Under the terms of the agreement, we may be obligated to make aggregate milestone payments of up to $4.3 million to Ionis contingent upon the occurrence of certain clinical development and regulatory events related to apatorsen. We are also obligated to pay to Ionis low to mid-single digit royalties on net sales for apatorsen, with the amount of royalties depending on whether third-party royalty payments are owed. We did not make any royalty payments to Ionis under the terms of the agreement in 2017.

We may be obligated to make aggregate milestone payments of up to CAD$0.8 million to UBC contingent upon the occurrence of certain clinical development and regulatory events related to apatorsen. We are also obligated to pay to UBC low single digit royalties on the revenue from sales of apatorsen, which royalty rate may be reduced in the event that it must pay additional royalties under patent licenses entered into with third parties in order to manufacture, use or sell apatorsen. We did not make any royalty payments to UBC under the terms of the agreement in 2017.

Unless otherwise terminated, the Ionis agreements for apatorsen will continue until the later of 10 years after the date of the first commercial product sale, or the expiration of the last to expire of any patents required to be licensed in order to use or sell the product, unless we discontinue apatorsen and Ionis does not elect to unilaterally continue development.

Lease Arrangements

We have an operating lease agreement for office space being used in Vancouver, Canada, which expires in September 2017. Pursuant to the operating lease agreement, we have the option to terminate the lease early without penalty at any time after January 1, 2017 so long as we provide three months prior written notice to the landlord.

The future minimum annual lease payments under the Vancouver lease is $46,000 in 2017.

In February 2015, we entered into an office lease with Grosvenor International (Atlantic Freeholds) Limited, or Landlord, pursuant to which we leased approximately 11,526 square feet located at 19820 North Creek Parkway, Bothell, Washington, 98011, commencing on February 15, 2015. The initial term of this lease will expire on April 30, 2018, with an option to extend the term for one approximately three-year period. Our monthly base rent for the premises will start at approximately $18,000 commencing on May 1, 2015 and will increase on an annual basis up to approximately $20,000. We received a construction allowance, for leasehold improvements that we made, of approximately $0.1 million. We will be responsible for 17% of taxes levied upon the building during each calendar year of the term. We delivered to the Landlord a letter of credit in the amount of $0.2 million, in accordance with the terms if the lease, which the Landlord may draw upon for base rent or other damages in the event of our default under this lease. In August 2015 we exercised our expansion option for an additional 2,245 square feet of office space, which commenced on August 1, 2015.

The remaining future minimum annual lease payments under the Bothell lease are as follows (in thousands):

2017	214
2018	95

Total	$309

Consolidated rent and operating expense relating to both the Vancouver, Canada and Bothell, Washington offices for the three months ended March 31, 2017 and 2016 was $0.1 million and $0.1 million, respectively.

In February 2015, we entered into a Lease Termination Agreement with BMR pursuant to which we and BMR agreed to terminate our lease, dated November 21, 2006, as amended, for the premises located at 1522 217th Place S.E. in Bothell, Washington, or Terminated Lease, effective March 1, 2015. Under the Lease Termination Agreement, we paid BMR a $2.0 million termination fee. BMR drew approximately $0.1 million on our letter of credit with respect to its payment of deferred state sales tax and terminated the remaining balance of $0.2 million. BMR returned to us the security deposit under the Terminated Lease, less amounts deducted in accordance with the terms of the Terminated Lease, of $0.5 million.

Pursuant to the Lease Termination Agreement, an additional termination fee of $1.3 million would have been payable to BMR if we had (i) met the primary endpoint for our phase 3 clinical trial for the treatment of second line metastatic castrate resistant prostate cancer, or CRPC, with custirsen, or the AFFINITY Trial, and if we had (ii) closed a transaction or transactions pursuant to which we received funding in an aggregate amount of at least $20.0 million. As at December 31, 2014 and subsequent annual and interim reporting periods up to June 30, 2016, we had assessed that the likelihood of meeting both contingent events was probable and as a result, recognized the $1.3 million in lease termination liability on our balance sheet as at the end of those reporting periods. In August 2016, final survival results of our AFFINITY trial did not meet the primary endpoint of a statistically significant improvement in overall survival in men with metastatic CRPC. As at September 30, 2016, we had re-assessed that the likelihood of meeting both contingent events is no longer possible due to not achieving the primary endpoint on our AFFINITY trial. Accordingly, no further payments are owing to BMR related to the Lease Termination Agreement.

Change in Control and Severance Agreements

Our officers and certain employees have agreements which provide for payouts in the event that we consummate a change in control. In addition, our officers and certain employees are also entitled to full vesting of their outstanding equity awards. These agreements also provide for customary severance compensation. As of March 31, 2017 and 2016, we did not consummate any change in control transaction.

Guarantees and Indemnifications

We indemnify our officers, directors and certain consultants for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at its request in such capacity. The term of the indemnification period is equal to the officer’s or director’s lifetime.

The maximum amount of potential future indemnification is unlimited; however, we have obtained director and officer insurance that limits our exposure and may enable us to recover a portion of any future amounts paid. We believe that the fair value of these indemnification obligations is minimal. Accordingly, we have not recognized any liabilities relating to these obligations as of March 31, 2017.

We have certain agreements with certain organizations with which it does business that contain indemnification provisions pursuant to which it typically agrees to indemnify the party against certain types of third-party claims. We accrue for known indemnification issues when a loss is probable and can be reasonably estimated. There were no accruals for or expenses related to indemnification issues for any period presented.

12. COMMITMENTS AND CONTINGENCIES

The following table summarizes our contractual obligations as of December 31, 2016 (in thousands):

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Bothell office operating lease	$376	$281	$95	$—	$—
Vancouver office operating lease	$68	$68	$—	$—	$—
UBC license maintenance fees	$26	$4	$9	$9	$4
Leased equipment	$22	$19	$3	$—	$—

Total	$492	$372	$107	$9	$4

Teva Pharmaceutical Industries Ltd.

In December 2009, we, through our wholly-owned subsidiary, OncoGenex Technologies, entered into a Collaboration Agreement with Teva for the development and global commercialization of custirsen (and related compounds). In December 2014, we and Teva agreed to terminate the Collaboration Agreement upon entry into a Termination Agreement. In April 2015, we and Teva entered into the Termination Agreement, pursuant to which the Collaboration Agreement was terminated and we regained rights to custirsen. Pursuant to the Termination Agreement, Teva paid to us, as advanced reimbursement for certain continuing research and development activities related to custirsen, an amount equal to $27.0 million less approximately $3.8 million, which reduction represented a hold-back amount of $3.0 million and $0.8 million for certain third-party custirsen-related development expenses incurred by Teva between January 1, 2015 and the Closing Date. Pursuant to the Termination Agreement, we received a nominal amount from the remaining hold-back after deductions by Teva for certain costs incurred after the Closing Date. We do not expect to receive any additional amounts from Teva.

All licenses granted by us to Teva under the Collaboration Agreement were terminated as of the Closing Date.

In accordance with the Termination Agreement, Teva transferred certain third-party agreements for the ENSPIRIT study and custirsen development activities to us on the Closing Date. If any additional historical third-party agreements are discovered after the Closing Date and are used to conduct the ENSPIRIT study, then Teva will use commercially reasonable effort to assign such agreements to us and will be responsible for any costs invoiced under such agreements in excess of an aggregate of $0.1 million. We will be responsible for the initial $0.1 million of costs under such agreements.

Prior to the termination of the Collaboration Agreement, Teva made upfront payments in the aggregate amount of $50.0 million. Teva also acquired $10.0 million of our common stock at a premium under a separate Stock Purchase Agreement. We were required to contribute $30.0 million in direct and indirect costs towards the clinical development plan. We fulfilled our obligation to contribute $30.0 million towards the development of custirsen. Teva was required to and did fund all additional expenses under the clinical development plan through December 31, 2014, after which date we took over responsibility for future costs following termination of our Collaboration Agreement. We do not owe, to Teva, any development milestone payments or royalty payments on sales of custirsen, if any.

Ionis Pharmaceuticals Inc. and University of British Columbia

Custirsen

In November 2016, we provided the Notice of Discontinuance to Ionis and the Letter of Termination to UBC, notifying the parties that we have discontinued development of custirsen, resulting in termination of all licensing agreements related to custirsen. We believe that all financial obligations, other than continuing mutual indemnification obligations and our requirement to pay for out-of-pocket patent expenses incurred up to the date of termination and for abandoning the custirsen patents and patent applications, under all agreements with Ionis and UBC, including the Ionis settlement agreement, are no longer owed and no further payments are due.

Under the license agreements with Ionis and UBC, we were required to pay royalties to each of Ionis and UBC based on a percentage of net sales. We did not make any royalty payments to either Ionis or UBC in the nine months ended September 30, 2016. In addition, pursuant to the terms of the agreements with Ionis, we were required to pay to Ionis up to 20% of all non-royalty revenue (defined to mean revenue not based on net sales of products) we receive from third parties.

In May and November 2015, we received communications from Ionis requesting payment of 30% of the $23.2 million paid by Teva under the Termination Agreement, as well as 30% of any amounts paid by Teva upon release of the $3.0 million holdback amount. In January 2016, Ionis filed a lawsuit and claimed that we were in breach of the license agreement for failing to pay Ionis a share of the advance reimbursement payment from Teva and other non-monetary consideration received from Teva in connection with the termination of the Collaboration Agreement. Ionis sought damages and a declaratory judgment that, based on our alleged breach, Ionis has the right to terminate the license agreement.

In August 2016, we and Ionis settled this lawsuit. Pursuant to the settlement, we paid to Ionis a $1.4 million upfront payment. In addition, under the settlement agreement, we were required to pay to Ionis additional success-based payments of up to an amount that does not exceed $5.0 million based on, (i) an additional 5% royalty on net sales of custirsen and (ii) 50% of any money we receive related to the sale, license or any other commercial transaction involving custirsen, subject to certain limitations. As a result of the Notice of Discontinuance, we believe that all financial obligations under the settlement agreement are no longer owed and no further payments are due.

Apatorsen and OGX-225

We are obligated to pay milestone payments of up to CAD $1.6 million and $7.75 million pursuant to license agreements with UBC and Ionis, respectively, upon the achievement of specified product development milestones related to apatorsen and OGX-225 and low to mid-single digit royalties on future product sales.

Unless otherwise terminated, the Ionis agreements for apatorsen will continue until the later of 10 years after the date of the first commercial product sale, or the expiration of the last to expire of any patents required to be licensed in order to use or sell the product, unless we discontinue apatorsen and Ionis does not elect to unilaterally continue development. The Ionis agreement for OGX-225 will continue into perpetuity unless we discontinue development of the product and Ionis does not elect to unilaterally continue development.

Lease Arrangements

We have an operating lease agreement for office space being used in Vancouver, Canada, which expires in September 2017. Pursuant to the operating lease agreement, we have the option to terminate the lease early without penalty at any time after January 1, 2017 so long as we provide three months prior written notice to the landlord.

The future minimum annual lease payments under the Vancouver lease is $68,000 in 2017.

In February 2015, we entered into an office lease with Grosvenor International (Atlantic Freeholds) Limited, or Landlord, pursuant to which we leased approximately 11,526 square feet located at 19820 North Creek Parkway, Bothell, Washington, 98011, commencing on February 15, 2015. The initial term of this lease will expire on April 30, 2018, with an option to extend the term for one approximately three-year period. Our monthly base rent for the premises will start at approximately $18,000 commencing on May 1, 2015 and will increase on an annual basis up to approximately $20,000. We received a construction allowance, for leasehold improvements that we made, of approximately $0.1 million. We will be responsible for 17% of taxes levied upon the building during each calendar year of the term. We delivered to the Landlord a letter of credit in the amount of $0.2 million, in accordance with the terms if the lease, which the Landlord may draw upon for base rent or other damages in the event of our default under this lease. In August 2015 we exercised our expansion option for an additional 2,245 square feet of office space, which commenced on August 1, 2015.

The remaining future minimum annual lease payments under the terminated Bothell lease are as follows (in thousands):

2017	281
2018	95

Total	$376

Consolidated rent and operating expense relating to both the Vancouver, Canada and Bothell, Washington offices for years ended December 31, 2016, 2015 and 2014 was $0.6 million, $0.9 million and $2.8 million, respectively.

In February 2015, we entered into a Lease Termination Agreement with BMR pursuant to which we and BMR agreed to terminate our lease, dated November 21, 2006, as amended, for the premises located at 1522 217th Place S.E. in Bothell, Washington, or Terminated Lease, effective March 1, 2015. Under the Lease Termination Agreement, we paid BMR a $2.0 million termination fee. BMR drew approximately $0.1 million on our letter of credit with respect to its payment of deferred state sales tax and terminated the remaining balance of $0.2 million. BMR returned to us the security deposit under the Terminated Lease, less amounts deducted in accordance with the terms of the Terminated Lease, of $0.5 million.

Pursuant to the Lease Termination Agreement, an additional termination fee of $1.3 million would have been payable to BMR if we had (i) met the primary endpoint for our phase 3 clinical trial for the treatment of second line metastatic castrate resistant prostate cancer, or CRPC, with custirsen, or the AFFINITY Trial, and if we had (ii) closed a transaction or transactions pursuant to which we received funding in an aggregate amount of at least $20.0 million. As at December 31, 2014 and subsequent annual and interim reporting periods up to June 30, 2016, we had assessed that the likelihood of meeting both contingent events was probable and as a result, recognized the $1.3 million in lease termination liability on our balance sheet as at the end of those reporting periods. In August 2016, final survival results of our AFFINITY trial did not meet the primary endpoint of a statistically significant improvement in overall survival in men with metastatic CRPC. As at September 30, 2016, we had re-assessed that the likelihood of meeting both contingent events is no longer possible due to not achieving the primary endpoint on our AFFINITY trial. As a result, we have reversed the $1.3 million in lease termination liability on our balance sheet as at September 30, 2016 and recognized a recovery on our statement of loss.

Change in Control and Severance Agreements

Our officers and certain employees have agreements which provide for payouts in the event that we consummate a change in control. In addition, our officers and certain employees are also entitled to full vesting of their outstanding equity awards. These agreements also provide for customary severance compensation. As of December 31, 2016 and 2015 we did not consummate any change in control transaction. See also Note 13.

Guarantees and Indemnifications

We indemnify our officers, directors and certain consultants for certain events or occurrences, subject to certain limits, while the officer or director is or was serving at its request in such capacity. The term of the indemnification period is equal to the officer’s or director’s lifetime.

The maximum amount of potential future indemnification is unlimited; however, we have obtained director and officer insurance that limits our exposure and may enable us to recover a portion of any future amounts paid. We believe that the fair value of these indemnification obligations is minimal. Accordingly, we have not recognized any liabilities relating to these obligations as of December 31, 2016.

We have certain agreements with certain organizations with which it does business that contain indemnification provisions pursuant to which it typically agrees to indemnify the party against certain types of third-party claims. We accrue for known indemnification issues when a loss is probable and can be reasonably estimated. There were no accruals for or expenses related to indemnification issues for any period presented.

Material Changes in Financial Condition

	December 31,
(in thousands)	2016	2015
Total Assets	$27,470	$58,209
Total Liabilities	8,504	20,769
Total Equity	18,966	37,440

The decrease in assets at December 31, 2016 compared with December 31, 2015 was due to a decrease in cash and cash equivalents as these assets have been used to fund operations and a decrease in prepaid assets related to the drawdown of our escrow payments to our clinical research organization vendors. The decrease in liabilities at December 31, 2016 compared with December 31, 2015 was due to a decrease in clinical trial accruals associated with patient treatment costs in the AFFINITY trial, ENSPIRIT trial and our investigator sponsored trials evaluating apatorsen, lower deferred revenue as these amounts were recognized into collaboration revenue on a dollar for dollar basis as costs were incurred as part of the continuing research and development activities related to custirsen, the reversal of the lease termination liability and decrease in accrued compensation liabilities. This was partially offset by higher accrued liabilities other as a result of the severance associated with the restructurings announced in fiscal 2016.